Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Freedom 2045 Portfolio
September 30, 2021
VF-2045-NPRT3-1121
1.903285.112
Domestic Equity Funds - 49.2%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	161,544	8,602,194
VIP Equity-Income Portfolio Initial Class (a)	335,242	8,987,850
VIP Growth & Income Portfolio Initial Class (a)	403,478	10,240,271
VIP Growth Portfolio Initial Class (a)	85,360	8,833,943
VIP Mid Cap Portfolio Initial Class (a)	55,678	2,488,808
VIP Value Portfolio Initial Class (a)	345,862	6,585,204
VIP Value Strategies Portfolio Initial Class (a)	194,671	3,212,074
TOTAL DOMESTIC EQUITY FUNDS (Cost $36,033,880)		48,950,344

International Equity Funds - 42.0%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	1,095,729	15,252,553
VIP Overseas Portfolio Initial Class (a)	919,079	26,561,370
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $32,598,487)		41,813,923

Bond Funds - 8.8%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	175,240	2,002,990
Fidelity International Bond Index Fund (a)	19,939	199,987
Fidelity Long-Term Treasury Bond Index Fund (a)	217,719	3,154,748
VIP High Income Portfolio Initial Class (a)	274,387	1,500,896
VIP Investment Grade Bond Portfolio Initial Class (a)	134,339	1,851,197
TOTAL BOND FUNDS (Cost $8,332,185)		8,709,818

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $76,964,552)	99,474,085
NET OTHER ASSETS (LIABILITIES) - 0.0%	(16,512)
NET ASSETS - 100.0%	99,457,573

Legend

(a)	Affiliated Fund

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	900	-	900	-	-	-	-	0.0%
Total	900	-	900	-	-	-	-

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	1,637,430	545,625	249,243	59	(252)	69,430	2,002,990
Fidelity International Bond Index Fund	-	202,463	1,361	-	(5)	(1,110)	199,987
Fidelity Long-Term Treasury Bond Index Fund	1,883,597	2,049,459	624,580	47,877	(40,898)	(112,830)	3,154,748
VIP Contrafund Portfolio Initial Class	7,100,261	2,309,719	1,665,713	345,392	41,726	816,201	8,602,194
VIP Emerging Markets Portfolio Initial Class	13,532,750	5,202,834	2,605,902	554,254	(5,810)	(871,319)	15,252,553
VIP Equity-Income Portfolio Initial Class	7,492,668	2,287,617	1,722,152	253,227	23,749	905,968	8,987,850
VIP Government Money Market Portfolio Initial Class 0.01%	163,305	3,009	166,314	1	-	-	-
VIP Growth & Income Portfolio Initial Class	8,534,374	2,647,790	2,087,443	264,206	29,818	1,115,732	10,240,271
VIP Growth Portfolio Initial Class	7,235,530	2,925,137	1,490,944	877,736	20,543	143,677	8,833,943
VIP High Income Portfolio Initial Class	1,634,291	489,995	668,803	13,789	(8,491)	53,904	1,500,896
VIP Investment Grade Bond Portfolio Initial Class	2,003,485	1,053,515	1,170,854	28,963	(14,561)	(20,388)	1,851,197
VIP Mid Cap Portfolio Initial Class	2,069,512	539,774	441,017	8,041	11,532	309,007	2,488,808
VIP Overseas Portfolio Initial Class	20,293,269	7,810,134	3,592,757	627,648	22,847	2,027,877	26,561,370
VIP Value Portfolio Initial Class	5,480,655	1,579,212	1,506,626	13,588	84,556	947,407	6,585,204
VIP Value Strategies Portfolio Initial Class	2,681,333	710,507	740,895	4,497	29,374	531,755	3,212,074
	81,742,460	30,356,790	18,734,604	3,039,278	194,128	5,915,311	99,474,085

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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